Property and Equipment, Net - Schedule of Carrying Amounts (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	$ 5,313,317	$ 4,881,016	$ 4,649,929
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	6,920,276	6,195,397	5,686,297
Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	(1,606,959)	(1,314,381)	$ (1,036,368)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	91,980	117,561
Land and Buildings [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	102,351	128,791
Land and Buildings [member] | Accumulated Depreciation and Amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	$ (10,371)	$ (11,230)